Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information
6. Segment information
6.1 Description of segment
The Group operates in one segment, namely research, development and commercialization of biopharmaceutical products. The Board of Directors and the Executive Committee, being together the chief operating dec isio
n maker, allocate resources and assess the performance of the Group at a consolidated level. The accounting policies used for segment reporting are the same as those used for the preparation of these financial statements.
6.2 Information on revenue
The Group generates revenue primarily from
out-licensing
transactions and sales of products. Revenue is mainly derived from the portfolio of marketed products acquired in the business combination with APR at the end of June 2021.
In 2022, the three largest customers of the Group represented 21.5%, 16.2% and 10.3%, respectively, of the total net sales (2021:19.1%, 13.6% and 13.3%).
Revenue is reported by geographical location based on the location of the customer or licensee and, for R&D services, based on the location where the services were performed. The disaggregation of the Group’s revenue is presented in the following table:

TCHF	2022	2021*
Revenue streams
Royalties	2,482	1,268
Product sales	2,525	1,305
License fees	380	289
Revenue from research & development services	694	459

Total revenue	6,081	3,321

Geographical area
Switzerland	800	527
Europe (excluding Switzerland)	2,412	1,115
North America	1,699	835
Rest of the world	1,170	844

Total revenue	6,081	3,321

Timing of revenue recognition
Point in time	6,081	3,321
Over time	—	—

Total revenue	6,081	3,321

*	Revenue recognized since the acquisition of APR, i.e., from July 1, 2021, to December 31, 2021. The Group did not recognize any revenue from January 1 to June 30, 2021.

6.3 Geographical location of
non-current
assets

TCHF	December 31, 2022	December 31, 2021
Switzerland	165,711	194,935
Rest of the world	122	183

Total non-current assets *	165,833	195,118

*	Without financial assets and deferred tax assets.